Fair Value Measurements - Reconciliation of Beginning and Ending Balances of Acquisition-Related Accrued Contingent Consideration (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Fair Value Disclosures [Abstract]
Obligations assumed	$ 1,160
Change in fair value	158
Ending balance	$ 1,318